Discontinued Operations and Disposal Groups	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure	Discontinued Operations
On February 20, 2024, the Company entered into an agreement to sell the remaining 80% stake of the common equity in TIH to an investor group led by Stone Point Capital LLC and Clayton, Dubilier & Rice for a purchase price that implied an enterprise value for TIH of $15.5 billion. The divestiture of TIH represents a strategic shift that has a major effect on our operations and financial results. The Company reclassified all of the assets and liabilities of TIH to discontinued operations in connection with the announcement of the disposition of the business. As such, financial information attributed to TIH has been recast to reflect discontinued operations for the periods presented herein. The following footnotes reflect the impact of discontinued operations: “Note 1. Basis of Presentation,” “Note 2. Discontinued Operations,” “Note 3. Business Combinations, Divestitures, and Noncontrolling Interests,” “Note 7. Premises and Equipment,” “Note 8. Goodwill and Other Intangible Assets,” “Note 10. Other Assets and Liabilities,” “Note 15. Income Taxes,” “Note 16. Benefit Plans,” “Note 21. Computation of EPS,” and “Note 22. Operating Segments.”

The following is a summary of the assets and liabilities of discontinued operations:

(Dollars in millions)	December 31,
	2023	2022
Assets of discontinued operations:
Cash and due from banks	$72	$89
Interest-bearing deposits with banks	342	334
Premises and equipment	72	78
Goodwill	3,745	3,780
CDI and other intangible assets	1,251	1,359
Other assets	2,173	2,015
Total assets of discontinued operations	$7,655	$7,655
Liabilities of discontinued operations:
Other liabilities	$3,539	$3,081
Total liabilities of discontinued operations	$3,539	$3,081

The following presents operating results of TIH classified as discontinued operations:

(Dollars in millions)	Year Ended December 31,
	2023	2022	2021
Interest Income
Interest on other earning assets	$68	$3	$3
Total interest income	68	3	3
Noninterest income
Insurance income	3,372	3,058	2,641
Other income	20	28	7
Total noninterest income	3,392	3,086	2,648
Noninterest Expense
Personnel expense	2,138	1,909	1,634
Professional fees and outside processing	149	89	68
Software expense	61	45	32
Net occupancy expense	57	54	51
Amortization of intangibles	132	128	102
Equipment expense	28	29	29
Marketing and customer development	37	31	17
Merger-related and restructuring charges	55	47	29
Other expense	223	117	77
Total noninterest expense	2,880	2,449	2,039
Earnings
Income before income taxes from discontinued operations	580	640	612
Provision for income taxes	124	152	148
Net income from discontinued operations	456	488	464
Noncontrolling interests	44	7	—
Net income from discontinued operations attributable to controlling interest	$412	$481	$464
The components of net cash provided by operating, investing, and financing activities of discontinued operations included in the Consolidated Statements of Cash Flows are as follows:

(Dollars in millions)	Year Ended December 31,
	2023	2022	2021
Net cash from operating activities	$985	$863	$701
Net cash from investing activities	(41)	(1,134)	(794)
Net cash from financing activities	(954)	344	386

On May 6, 2024, the Company completed the sale, which resulted in after-tax cash proceeds to Truist of approximately $10.1 billion. The transaction improves Truist’s relative capital position and allows Truist to maintain strategic flexibility. Upon closing, the transaction resulted in a full deconsolidation of the TIH subsidiary from Truist and resulted in an approximate after-tax gain of approximately $4.7 billion.

In connection with the sale of TIH, the Company has entered into various agreements with entities controlled by the buyers and TIH, including a transition services agreement and several commercial agreements, ranging from one to seven years. The transition services agreement includes the following support services: information technology, finance and accounting, human resources, marketing and communications, procurement, and real estate. The Company will be compensated for such services on a monthly basis. The commercial agreements represent arrangements for both the Company and TIH to continue engaging in certain business activities after the completion of the sale. Such activities include referral services and certain brokerage and administration services. In addition, TIH will retain its depository relationship with Truist Bank after completion of the sale. TIH holds the majority of its cash in depository accounts with Truist Bank. TIH held $1.6 billion and $2.1 billion of deposits at Truist Bank as of December 31, 2023 and 2022, respectively. Such deposits are not presented in assets of discontinued operations as they are eliminated upon consolidation.